Shareholders' equity	12 Months Ended
Mar. 31, 2013
Shareholders' equity

17. Shareholders’ equity:

Changes in the number of shares of common stock issued have resulted from the following:

	For the years ended March 31,
	2011	2012	2013
Common stock issued
Balance at beginning of year	3,447,997,492	3,447,997,492	3,447,997,492
Issuance during the year	—	—	—
Purchase and retirement	—	—	—

Balance at end of year	3,447,997,492	3,447,997,492	3,447,997,492

The Companies Act provides that an amount equal to 10% of distributions from surplus paid by the parent company and its Japanese subsidiaries be appropriated as a capital reserve or a retained earnings reserve. No further appropriations are required when the total amount of the capital reserve and the retained earnings reserve reaches 25% of stated capital.

The retained earnings reserve included in retained earnings as of March 31, 2012 and 2013 was ¥173,711 million and ¥175,735 million ($1,869 million), respectively. The Companies Act provides that the retained earnings reserve of the parent company and its Japanese subsidiaries is restricted and unable to be used for dividend payments, and is excluded from the calculation of the profit available for dividend.

The amounts of statutory retained earnings of the parent company available for dividend payments to shareholders were ¥5,348,279 million and ¥5,858,551 million ($62,292 million) as of March 31, 2012 and 2013, respectively. In accordance with customary practice in Japan, the distributions from surplus are not accrued in the financial statements for the corresponding period, but are recorded in the subsequent accounting period after shareholders’ approval has been obtained. Retained earnings at March 31, 2013 include amounts representing year-end cash dividends of ¥190,046 million ($2,020 million), ¥60 ($0.64) per share, which were approved at the Ordinary General Shareholders’ Meeting, held on June 14, 2013.

Retained earnings at March 31, 2013 include ¥1,576,055 million ($16,758 million) relating to equity in undistributed earnings of affiliated companies accounted for by the equity method.

On January 1, 2012, the parent company implemented share exchanges as a result of which the parent company became a wholly-owning parent company and each of Toyota Auto Body Co., Ltd. and Kanto Auto Works, Ltd. became a wholly-owned subsidiary, and the parent company acquired additional shares of each subsidiary. As a result of these share exchanges, the parent company issued 31,151,148 shares of treasury stock, and treasury stock decreased by ¥125,819 million and losses on disposal of treasury stock occurred in the amount of ¥45,916 million. As a result, additional paid-in capital decreased by ¥551 million and retained earnings decreased by ¥45,365 million, respectively. As a result of acquiring additional shares of each subsidiary, noncontrolling interests decreased by ¥117,881 million, accumulated other comprehensive income (loss) decreased by ¥6,503 million and additional paid-in capital increased by ¥44,481 million.

Detailed components of accumulated other comprehensive income (loss) in Toyota Motor Corporation shareholders’ equity at March 31, 2012 and 2013 and the related changes, net of taxes for the years ended March 31, 2011, 2012 and 2013 consist of the following:

	Yen in millions
	Foreign currency translation adjustments	Unrealized gains (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2010	¥(872,776)	¥194,285	¥(168,344)	¥(846,835)
Other comprehensive income (loss)	(287,613)	(26,058)	15,785	(297,886)

Balances at March 31, 2011	(1,160,389)	168,227	(152,559)	(1,144,721)
Equity transaction with noncontrolling interests and other	—	751	(7,254)	(6,503)
Other comprehensive income (loss)	(87,729)	129,328	(69,208)	(27,609)

Balances at March 31, 2012	(1,248,118)	298,306	(229,021)	(1,178,833)
Other comprehensive income (loss)	434,638	368,507	19,565	822,710

Balances at March 31, 2013	¥(813,480)	¥666,813	¥(209,456)	¥(356,123)

	U.S. dollars in millions
	Foreign currency translation adjustments	Unrealized gains (losses) on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2012	$(13,271)	$3,171	$(2,435)	$(12,535)
Other comprehensive income (loss)	4,622	3,918	208	8,748

Balances at March 31, 2013	$(8,649)	$7,089	$(2,227)	$(3,787)

Tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2011
Foreign currency translation adjustments	¥(294,279)	¥6,666	¥(287,613)
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	(31,899)	9,643	(22,256)
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	(6,358)	2,556	(3,802)
Pension liability adjustments	26,681	(10,896)	15,785

Other comprehensive income (loss)	¥(305,855)	¥7,969	¥(297,886)

For the year ended March 31, 2012
Equity transaction with noncontrolling interests and other	¥(10,874)	¥4,371	¥(6,503)
Foreign currency translation adjustments	(95,677)	7,948	(87,729)
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	164,872	(65,642)	99,230
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	50,332	(20,234)	30,098
Pension liability adjustments	(111,722)	42,514	(69,208)

Other comprehensive income (loss)	¥(3,069)	¥(31,043)	¥(34,112)

For the year ended March 31, 2013
Foreign currency translation adjustments	¥447,302	¥(12,664)	¥434,638
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	517,169	(175,839)	341,330
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	45,253	(18,076)	27,177
Pension liability adjustments	30,232	(10,667)	19,565

Other comprehensive income (loss)	¥1,039,956	¥(217,246)	¥822,710

	U.S. dollars in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2013
Foreign currency translation adjustments	$4,756	$(134)	$4,622
Unrealized gains (losses) on securities:
Unrealized net holding gains (losses) arising for the year	5,499	(1,870)	3,629
Less: reclassification adjustments for (gains) losses included in net income attributable to Toyota Motor Corporation	481	(192)	289
Pension liability adjustments	321	(113)	208

Other comprehensive income (loss)	$11,057	$(2,309)	$8,748